Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information regarding the relationship between executive compensation actually paid, as defined by SEC rules (“CAP”), to our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”), and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The CAP amounts shown in the table below do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.
Pay Versus Performance Table
Year	Summary Compensation Table Total for Robert P. Jornayvaz III(1)	Compensation Actually Paid to Robert P. Jornayvaz III(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)(5)	Company-Selected Measure: Adjusted EBITDA (6)(7) ($ Millions)
					TSR	Peer Group TSR
2022	$3,955,693	$7,424,996	$655,066	$378,521	$106.53	$132.41	$72.2	$141.7
2021	3,940,695	8,680,400	462,920	479,980	157.68	145.13	249.8	67.6
2020	2,069,567	3,742,949	446,174	440,929	89.11	115.69	(27.1)	20.8

(1)	Robert P. Jornayvaz III was our PEO for each year presented. Our Non-PEO NEOs for each of 2020, 2021 and 2022 were Matthew D. Preston, E. Brian Stone, Robert E. Baldridge and Kyle R. Smith.
(2)
The amounts shown for CAP have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Robert P. Jornayvaz III	Exclusion of Stock Awards for Robert P. Jornayvaz III(a)	Inclusion of Equity Values for Robert P. Jornayvaz III(b)	Compensation Actually Paid to Robert P. Jornayvaz III
2022	$3,955,693	$(3,898,475)	$7,367,778	$7,424,996
2021	3,940,695	(3,881,528)	8,621,233	8,680,400
2020	2,069,567	(2,010,986)	3,684,368	3,742,949
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs(a)	Average Inclusion of Equity Values for Non-PEO NEOs(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$655,066	$(352,433)	$75,888	$378,521
2021	462,920	(73,836)	90,896	479,980
2020	446,174	(86,609)	81,363	440,929
(a)
These amounts reflect the totals from the Stock Awards column set forth in the Summary Compensation Table for Mr. Jornayvaz and the average of the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the Non-PEO NEOs, as applicable.

(b)	The amounts are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert P. Jornayvaz III	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert P. Jornayvaz III	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert P. Jornayvaz III	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert P. Jornayvaz III	Total - Inclusion of Equity Values for Robert P. Jornayvaz III
2022	$1,516,904	$ (1,914,812)	$7,765,686	—	$7,367,778
2021	3,854,691	4,398,711	367,831	—	8,621,233
2020	3,697,274	309,596	(322,502)	—	3,684,368
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TABLE OF CONTENTS

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2022	$129,114	$(21,521)	$11,858	$(43,563)	$75,888
2021	67,930	43,802	22,405	(43,241)	90,896
2020	128,635	(669)	(46,603)	—	81,363
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Basic Materials Index, which we also utilize in the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Basic Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	Reflects net income as reported in the Company’s Annual Reports on Form 10-K for each of the applicable years.
(6)
We determined Adjusted EBITDA to be the most important financial performance CAP measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(7)
Adjusted EBITDA is calculated as net income adjusted for certain items that impact the comparability of results from period to period. Intrepid considers Adjusted EBITDA to be useful because the measure reflects Intrepid’s operating performance before the effects of certain non-cash items and other items that Intrepid believes are not indicative of its core operations. Intrepid uses Adjusted EBITDA to assess operating performance. A reconciliation of Net Income to Adjusted EBITDA for the years ended December 31, 2022 and 2021 is contained in its earnings release furnished on a Current Report on Form 8-K filed on March 6, 2023. A reconciliation of Net Income to Adjusted EBITDA for the years ended December 31, 2021 and 2020 is contained in its earnings release furnished on a Current Report on Form 8-K filed on March 7, 2022.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Robert P. Jornayvaz III was our PEO for each year presented. Our Non-PEO NEOs for each of 2020, 2021 and 2022 were Matthew D. Preston, E. Brian Stone, Robert E. Baldridge and Kyle R. Smith.

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Basic Materials Index, which we also utilize in the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Basic Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,955,693	$ 3,940,695	$ 2,069,567
PEO Actually Paid Compensation Amount	$ 7,424,996	8,680,400	3,742,949
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts shown for CAP have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Robert P. Jornayvaz III	Exclusion of Stock Awards for Robert P. Jornayvaz III(a)	Inclusion of Equity Values for Robert P. Jornayvaz III(b)	Compensation Actually Paid to Robert P. Jornayvaz III
2022	$3,955,693	$(3,898,475)	$7,367,778	$7,424,996
2021	3,940,695	(3,881,528)	8,621,233	8,680,400
2020	2,069,567	(2,010,986)	3,684,368	3,742,949
(a)
These amounts reflect the totals from the Stock Awards column set forth in the Summary Compensation Table for Mr. Jornayvaz and the average of the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the Non-PEO NEOs, as applicable.

(b)	The amounts are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert P. Jornayvaz III	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert P. Jornayvaz III	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert P. Jornayvaz III	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert P. Jornayvaz III	Total - Inclusion of Equity Values for Robert P. Jornayvaz III
2022	$1,516,904	$ (1,914,812)	$7,765,686	—	$7,367,778
2021	3,854,691	4,398,711	367,831	—	8,621,233
2020	3,697,274	309,596	(322,502)	—	3,684,368

Non-PEO NEO Average Total Compensation Amount	$ 655,066	462,920	446,174
Non-PEO NEO Average Compensation Actually Paid Amount	$ 378,521	479,980	440,929
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The amounts shown for CAP have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs(a)	Average Inclusion of Equity Values for Non-PEO NEOs(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$655,066	$(352,433)	$75,888	$378,521
2021	462,920	(73,836)	90,896	479,980
2020	446,174	(86,609)	81,363	440,929
(a)
These amounts reflect the totals from the Stock Awards column set forth in the Summary Compensation Table for Mr. Jornayvaz and the average of the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the Non-PEO NEOs, as applicable.

(b)	The amounts are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2022	$129,114	$(21,521)	$11,858	$(43,563)	$75,888
2021	67,930	43,802	22,405	(43,241)	90,896
2020	128,635	(669)	(46,603)	—	81,363

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP and Cumulative TSR
As demonstrated by the following graph, the CAP to the Company’s PEOs and the average amount of CAP to the Company’s non-PEO NEOs are aligned with the Company’s cumulative TSR over the three years presented in the pay versus performance table above. A significant portion of the CAP to our named executive officers is comprised of equity awards which have a value directly tied to the value of the Company’s common stock, demonstrating alignment between CAP and the Company’s cumulative TSR.

Compensation Actually Paid vs. Net Income [Text Block]
CAP and Net Income
The chart below demonstrates the relationship between net income and CAP to the PEO and the average amount of CAP to Non-PEO NEOs. The Company does not currently use net income as a metric in any of our incentive programs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and Adjusted EBITDA The chart below demonstrates the relationship between Adjusted EBITDA and CAP to the PEOs and the average amount of CAP to Non-PEO NEOs.
Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of Company Peer Group
The following graph represents the Company’s cumulative TSR over the three-year period presented in the Pay versus Performance Table above compared to the cumulative Peer Group TSR over the same period.

Tabular List [Table Text Block]
The Company uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with Company performance. The financial performance measures identified as the most important measures used by the Company to link our named executive officers’ 2022 CAP to Company performance are listed below in unranked order, which are described in more detail above in the “Compensation Discussion and Analysis.”
Performance Measures
Adjusted EBITDA
Cost of Goods Produced
TSR/Stock Price

Total Shareholder Return Amount	$ 106.53	157.68	89.11
Peer Group Total Shareholder Return Amount	132.41	145.13	115.69
Net Income (Loss)	$ 72,200,000	$ 249,800,000	$ (27,100,000)
Company Selected Measure Amount	141,700,000	67,600,000	20,800,000
PEO Name	Robert P. Jornayvaz III	Robert P. Jornayvaz III	Robert P. Jornayvaz III
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(7)
Adjusted EBITDA is calculated as net income adjusted for certain items that impact the comparability of results from period to period. Intrepid considers Adjusted EBITDA to be useful because the measure reflects Intrepid’s operating performance before the effects of certain non-cash items and other items that Intrepid believes are not indicative of its core operations. Intrepid uses Adjusted EBITDA to assess operating performance. A reconciliation of Net Income to Adjusted EBITDA for the years ended December 31, 2022 and 2021 is contained in its earnings release furnished on a Current Report on Form 8-K filed on March 6, 2023. A reconciliation of Net Income to Adjusted EBITDA for the years ended December 31, 2021 and 2020 is contained in its earnings release furnished on a Current Report on Form 8-K filed on March 7, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cost of Goods Produced
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR/Stock Price
PEO [Member] | Robert P. Jornayvaz III [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,898,475)	$ (3,881,528)	$ (2,010,986)
PEO [Member] | Robert P. Jornayvaz III [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,367,778	8,621,233	3,684,368
PEO [Member] | Robert P. Jornayvaz III [Member] | Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,516,904	3,854,691	3,697,274
PEO [Member] | Robert P. Jornayvaz III [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,914,812)	4,398,711	309,596
PEO [Member] | Robert P. Jornayvaz III [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,765,686	367,831	(322,502)
PEO [Member] | Robert P. Jornayvaz III [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(352,433)	(73,836)	(86,609)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,888	90,896	81,363
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	129,114	67,930	128,635
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,521)	43,802	(669)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,858	22,405	(46,603)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (43,563)	$ (43,241)	$ 0